Stock-Based Incentive Compensation Plans-Fair Value Assumptions (Detail) (USD $)	12 Months Ended
	Nov. 30, 2014		Nov. 24, 2013		Nov. 25, 2012
Total Shareholder Return Plan (TSRP) [Member]
Fair Value Assumptions [Abstract]
Expected life (in years)	1 month 6 days		7 months 6 days
Expected volatility (percent)	27.30%		30.80%
Risk-free interest rate (percent)	0.00%		0.10%
Expected dividend (percent)	1.20%		1.10%
Performance-Based Stock Appreciation Rights SARs [Member] | 2006 Equity incentive plan (EIP) [Member]
Fair Value Assumptions [Abstract]
Weighted-average grant date fair value	$ 15.75		$ 12.54
Expected life (in years)	5 years		5 years
Expected volatility (percent)	33.10%	[1]	42.60%	[1]
Risk-free interest rate (percent)	1.60%		0.90%
Expected dividend (percent)	1.20%		1.70%
Stock Appreciation Rights (SARs) [Member] | 2006 Equity incentive plan (EIP) [Member]
Fair Value Assumptions [Abstract]
Weighted-average grant date fair value	$ 14.62		$ 12.21		$ 10.96
Expected life (in years)	4 years 8 months 12 days		4 years 7 months 6 days		4 years 6 months
Expected volatility (percent)	31.80%	[1]	43.20%	[1]	47.10%	[1]
Risk-free interest rate (percent)	1.50%		0.80%		0.60%
Expected dividend (percent)	1.20%		1.70%		1.70%

[1]	On an annual basis, the Company reviews and modifies the representative peer group based on changes to the Company's business and changes to the businesses of the companies within the peer group. The decrease in expected volatility, as compared to 2013, is primarily driven by the addition or removal of certain companies in the representative peer group to ensure that the peer group is representative of the Company's current operations.